THE ADVISORS' INNER CIRCLE FUND

                               [HGK Logo Omitted]

                                FIXED INCOME FUND
                                EQUITY VALUE FUND

                         SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              AS OF APRIL 30, 2000

                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

INVESTMENT OBJECTIVES

The HGK Fixed Income Fund seeks total return through current income and capital appreciation consistent with the preservation of capital. The Fund's goal is to outperform the Lehman Brothers Government/ Corporate Bond Index while taking less risk. HGK controls risk by maintaining a relatively duration- neutral posture versus the Index, while adding value through over-weighting particular sectors or areas of the yield curve. The Fund invests primarily in U.S. Government securities, investment-grade corporate bonds, and asset-backed securities.

PERFORMANCE SUMMARY

The HGK Fixed Income Fund produced a positive total return for the 6 months ending April 30, 2000 of 0.31% versus a negative total return of 1.49% for the Lehman Brothers Government/Corporate Bond Index.

REVIEW

A flight to quality resulting from volatility in the equity market and an aversion to spread risk by fixed income investors led Treasury securities to their best relative performance since 1998. This came even as the Fed continued to raise interest rates in their battle against inflation. Additional support for Treasuries came from the positive supply technicals as the Treasury Department stepped up its buyback program. Unfortunately, this did little to help the diversified fixed income portfolio as investors and issuers of spread product (Agencies and Corporates) remained on the sidelines. The resulting lack of liquidity caused spread product to move to historically wide levels. Additionally, U.S. Agency securities widened substantially as a result of uncertainty regarding the future of the implicit guarantee by the Government for these bonds (i.e. FNMA and FHLB).

The Fund's portfolio is naturally overweighted to Agencies and Corporate bonds. This exposure to spread product, combined with the impact of a position in Service Corp (which was downgraded by Moody's and Standard & Poors), resulted in the Fund's underperformance relative to index during the period.

OUTLOOK

We expect the Fed to continue their hawkish stance on interest rates, continuing to raise rates unless the economy shows strong signs of a slowdown and inflation pressures appear to be easing. This will have little impact on the overall level of interest rates, but will keep the yield curve inverted. We do not foresee any significant near-term recovery in Corporate bonds, but we do believe that Agency bonds should rebound as the threat of government legislation fades.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

INVESTMENT OBJECTIVES

The HGK Equity Value Fund seeks to achieve long-term capital appreciation by investing primarily in large capitalization U.S. stocks that exhibit value characteristics. The Fund's goal is to outperform the overall market over an entire market cycle and outperform the Wilshire Target Large Value Index over shorter periods. A secondary objective is lower-than-market volatility, which may be achieved through broad sector diversification.

PERFORMANCE SUMMARY

For the six-month period ending April 30, the Fund returned 0.56%. This compares favorably to the Fund's performance benchmark, the Wilshire Target Large Value Index, which posted a return of -4.69% over the same period.

REVIEW

The big story in the stock market since November has been the huge rise in the NASDAQ stocks, which are predominately Technology-related stocks. While the Fund does have a 15% allocation in Technology, it is underweighted relative to the overall market in this sector. As a result the Equity Value Fund's returns, like many diversified funds, failed match the headline-grabbing returns of those funds with large exposure to Technology. But that sword cuts both ways, as seen in the big sell-off in the NASDAQ since its March high. In fact, the Fund from January 1st was up 1.16% while the S&P 500 was down -0.78% and the NASDAQ fell -5.08%.

Two sectors positively impacting the Fund's performance were Energy and Basic Materials. All Energy stocks have done well with oil near $30/barrel. In Basic Materials, we took profits in Alcoa after its strong showing in 1999. One new name in the portfolio in 2000 is Lincoln National, a financial services company specializing in life insurance. Financial stocks sold off as the Federal Reserve raised interest rates three times, but they have rebounded recently as investors anticipate the end of the rate increases.

OUTLOOK

Although inflation pressures have been building, the unemployment rate may have finally bottomed. The interest rate hikes by the Fed seem to be working, with most economists now predicting slower GDP growth in the second half of 2000. The portfolio is positioned to participate should the Fed achieve another "soft landing" (slowing the economy without pushing it into recession). As such, we remain overweighted in sectors such as Consumer Cyclicals and Capital Goods. Given the high level of volatility in the market, we expect to add opportunistically to the Fund's Technology holdings. As always, our focus remains on managing a diversified portfolio of good quality companies that meet the standards of our disciplined approach to cash flow analysis and fundamental research.

SCHEDULE OF INVESTMENTS                                    HGK FIXED INCOME FUND
April 30, 2000                                                       (Unaudited)


                                      Face       Market
                                     Amount      Value
HGK FIXED INCOME FUND                 (000)      (000)
-------------------------------------------------------

[Pie Chart Omitted]

Plot points as follows:

% of Total Investments
Mortgage-Backed Floating Rate Bonds 4%
Asset-Backed Securities 4%
U.S. Gov't. Mortgage-Backed Securities 12%
U.S. Gov't. Agency Obligations 15%
U.S. Treasury Obligations 16%
Repurchase Agreement 3%
Corporate Obligations 46%


CORPORATE OBLIGATIONS (45.6%)
AEROSPACE & DEFENSE (1.8%)
   Lockheed Martin
        8.200%, 12/01/09             $  250      $  242
                                                 ------
AIR TRANSPORTATION (3.6%)
   US Airways
        8.360%, 07/20/20                500         492
                                                 ------
BROADCASTING, NEWSPAPERS & ADVERTISING (4.2%)
   British Sky Broadcasting
        6.875%, 02/23/09                650         569
                                                 ------
ELECTRICAL SERVICES (1.7%)
   Empresa Nacional Electric
        7.750%, 07/15/08                250         230
                                                 ------
FINANCIAL SERVICES (11.3%)
   Block Financial
        8.500%, 04/15/07                250         249
   Finova Capital
        7.250%, 11/08/04                275         252
   General Elec. Cap
        7.375%, 01/19/10                350         350
   General Motors Acceptance
        6.625%, 10/15/05                150         141
   IMC Home Equity Series 1998-A5
        6.360%, 08/20/22                225         220
   Lehman Brothers Holdings
        7.500%, 09/01/06                350         338
                                                 ------
                                                  1,550
                                                 ------
INSURANCE (4.0%)
   Conseco
        9.000%, 10/15/06                250         145
   PXRE Capital Trust 1
        8.850%, 02/01/27                150         123
   Trenwick Cap Trust I
        8.820%, 02/01/37                325         282
                                                 ------
                                                    550
                                                 ------

                                      Face       Market
                                     Amount      Value
                                      (000)      (000)
-------------------------------------------------------
MACHINERY (5.3%)
   Deere & Co.
        7.850%, 05/15/10             $  725      $  725
                                                 ------
RETAIL (2.9%)
   Service International
        6.000%, 12/15/05                680         401
                                                 ------
PAPER & PAPER PRODUCTS (1.7%)
   Champion International
        7.350%, 11/01/25                125         111
   Westvaco
        8.200%, 01/15/30                125         124
                                                 ------
                                                    235
                                                 ------
PRINTING & PUBLISHING (3.2%)
   News America Holdings
        9.250%, 02/01/13                425         443
                                                 ------
TELEPHONES & TELECOMMUNICATION (5.9%)
   BellSouth Cap Funding
        7.875%, 02/15/30                675         678
   MCI Worldcom
        6.950%, 08/15/28                150         133
                                                 ------
                                                    811
                                                 ------
TOTAL CORPORATE OBLIGATIONS
   (Cost $6,450)                                  6,248
                                                 ------

ASSET-BACKED SECURITIES (4.1%)
   Countrywide Asset-Backed
     Certificates Ser 1999-1
        5.995%, 03/25/13                 76          76
   Peco Energy Transition Trust
     Ser 1999-A Cl A-6
        6.050%, 03/01/09                525         483
                                                 ------
TOTAL ASSET-BACKED SECURITIES
   (Cost $600)                                      559
                                                 ------

U.S. GOVERNMENT AGENCY OBLIGATIONS (14.4%)
   Fannie Mae MTN
        6.400%, 11/04/02                350         343
   Federal Home Loan Bank
        6.750%, 02/01/02                350         348
   Fannie Mae
        6.400%, 05/14/09                250         231
   Freddie Mac
        5.250%, 02/16/01                810         802
   Freddie Mac
        7.000%, 03/15/10                250         245
                                                 ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,993)                                  1,969
                                                 ------




    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                    HGK FIXED INCOME FUND
April 30, 2000                                                       (Unaudited)

                                      Face       Market
HGK FIXED INCOME FUND                Amount      Value
(concluded)                           (000)      (000)
-------------------------------------------------------
MORTGAGE-BACKED FLOATING RATE BOND (3.7%)
   Gracechurch Card Funding PLC
        6.310%, 11/15/04             $  500      $  500
                                                 ------
TOTAL MORTGAGE-BACKED FLOATING RATE BOND
   (Cost $500)                                      500
                                                 ------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS (12.1%)
   Federal National Mortgage
     Association
        5.650%, 06/01/01              1,000         987
   Federal National Mortgage
     Association Ser MTN
        6.270%, 02/05/08                175         162
   Freddie Mac
        7.500%, 12/01/29                246         241
   Government National Mortgage
     Association
        7.000%, 09/20/29                272         260
                                                 ------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
   (Cost $1,682)                                  1,650
                                                 ------

U.S. TREASURY OBLIGATIONS (15.9%)
   U.S. Treasury Bonds
        8.125%, 05/15/21                650         789
        5.250%, 02/15/29                800         704
   U.S. Treasury Notes
        5.875%, 11/15/05                200         194
        6.875%, 05/15/06                475         483
                                                 ------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $2,093)                                  2,170
                                                 ------


                                      Face       Market
                                     Amount      Value
                                      (000)       (000)
-------------------------------------------------------
REPURCHASE AGREEMENT (2.7%)
   Morgan Stanley, 5.80%, dated
     04/28/00, matures 05/01/00,
     repurchase price $375,116
     (collateralized by U.S. Treasury
     Note, 03/31/01, market value
     $535,021) (A)                   $  375     $   375
                                                 ------
TOTAL REPURCHASE AGREEMENT
   (Cost $375)                                      375
                                                 ------
TOTAL INVESTMENTS (98.5%)
   (Cost $13,693)                               $13,471
                                                =======

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AS OF APRIL 30, 2000.
CL -- CLASS
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES                        HGK FIXED INCOME FUND
April 30, 2000                                                       (Unaudited)

                                                                         HGK
                                                                    FIXED INCOME
                                                                        FUND
                                                                        (000)
                                                                    ------------


Assets:
   Investments at value (cost $13,693)...............................  $13,471
   Cash .............................................................       76
   Accrued Income....................................................      263
   Receivable for investment securities sold ........................      700
   Other assets .....................................................       22
--------------------------------------------------------------------------------
     Total Assets ...................................................   14,532
--------------------------------------------------------------------------------
Liabilities:
   Payable for investment securities purchased ......................      725
   Accrued expenses payable .........................................       37
   Distribution payable .............................................       74
   Other liabilities ................................................       22
--------------------------------------------------------------------------------
     Total Liabilities ..............................................      858
--------------------------------------------------------------------------------
       Total Net Assets .............................................   13,674
================================================================================
Net Assets:
   Portfolio Shares
     (unlimited authorization -- no par value) based on 1,423,570
     outstanding shares of beneficial interest ......................   14,840
   Distributions in Excess of Net Investment Income..................       (1)
   Accumulated Net Realized Loss on Investments .....................     (943)
   Net Unrealized Depreciation on Investments .......................     (222)
--------------------------------------------------------------------------------
Total Net Assets (100.0%) ...........................................  $13,674
================================================================================
   Net Asset Value, Offering and Redemption Price Per Share .........    $9.61
================================================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                    HGK EQUITY VALUE FUND
April 30, 2000                                                       (Unaudited)

                                                 Market
                                                 Value
HGK EQUITY VALUE FUND                 Shares     (000)
-------------------------------------------------------
[Pie Chart Omitted]

Plot points as follows:

% of Total Fund Investments
Repurchase Agreement 1%
Other 0%
Common Stock 99%

COMMON STOCKS (98.5%)
AIR TRANSPORTATION (1.2%)
   AMR*                               2,200      $  75
                                                 -----
AUTOMOTIVE (4.7%)
   Dana                               4,064        123
   General Motors                     1,800        168
                                                 -----
                                                   291
                                                 -----
BANKS (11.4%)
   Bank of America                    3,500        171
   Chase Manhattan                    2,400        173
   Golden West Financial              5,400        184
   Mellon Financial                     600         19
   National City                        800         14
   PNC                                3,500        153
                                                 -----
                                                   714
                                                 -----
BUILDING CONSTRUCTION (2.7%)
   Martin Marietta Materials          3,200        170
                                                 -----
CHEMICALS (1.5%)
   E.I. du Pont de Nemours            2,000         95
                                                 -----
COMPUTERS & SERVICES (6.4%)
   Compaq Computer                    4,500        132
   Computer Associates International  2,000        112
   First Data                         1,500         73
   Hewlett Packard                      600         81
                                                 -----
                                                   398
                                                 -----
CONTAINERS & PACKAGING (2.1%)
   Newell Rubbermaid                  5,200        131
                                                 -----
DIVERSIFIED OPERATIONS (2.1%)
   Honeywell International            2,300        129
                                                 -----


                                                 Market
                                                 Value
                                     Shares      (000)
-------------------------------------------------------
DRUGS (5.9%)
   Abbott Laboratories                5,000      $ 192
   Bristol-Myers Squibb               1,000         52
   Merck & Company                    1,800        125
                                                 -----
                                                   369
                                                 -----
ELECTRICAL SERVICES (4.4%)
   Emerson Electric                   2,000        110
   Texas Utilities                    5,000        168
                                                 -----
                                                   278
                                                 -----
ENTERTAINMENT (2.8%)
   Walt Disney                        4,000        173
                                                 -----
FOOD, BEVERAGE & TOBACCO (2.2%)
   H.J. Heinz                         4,000        136
                                                 -----
GAS/NATURAL GAS (8.4%)
   Baker Hughes                       3,200        102
   Keyspan                            5,500        162
   USX-Marathon Group                 4,800        112
   Williams  Companies                4,000        149
                                                 -----
                                                   525
                                                 -----
INSURANCE (3.4%)
   Lincoln National                   1,500         52
   Torchmark                          6,500        163
                                                 -----
                                                   215
                                                 -----
LEISURE PRODUCTS (1.4%)
   Hasbro                             5,500         88
                                                 -----
MACHINERY (8.3%)
   Deere                              3,800        153
   Dover                              1,200         61
   Ingersoll-Rand                     3,500        164
   Parker-Hannifin                    3,000        139
                                                 -----
                                                   517
                                                 -----
MEDICAL PRODUCTS & SERVICES (3.3%)
   Tenet Healthcare*                  8,000        204
                                                 -----
PAPER & PAPER PRODUCTS (2.5%)
   Mead                               4,500        157
                                                 -----
PETROLEUM REFINING (4.2%)
   Chevron                            1,600        136
   Texaco                             2,600        129
                                                 -----
                                                   265
                                                 -----


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                    HGK EQUITY VALUE FUND
April 30, 2000                                                       (Unaudited)

                                     Shares/     Market
HGK EQUITY VALUE FUND               Face Amount   Value
(CONCLUDED)                           (000)       (000)
-------------------------------------------------------
PROFESSIONAL SERVICES (1.1%)
   Ogden                              7,000      $  69
                                                 -----
RAILROADS (1.2%)
   Burlington Northern Santa Fe       1,500         36
   Norfolk Southern                   2,200         39
                                                 -----
                                                    75
                                                 -----
RETAIL (3.3%)
   Harcourt General                   2,000         75
   McDonald's                         3,400        130
                                                 -----
                                                   205
                                                 -----
SEMI-CONDUCTORS/INSTRUMENTS (3.2%)
   Intel                              1,600        203
                                                 -----
STEEL & STEEL WORKS (2.1%)
   Alcoa                              2,000        130
                                                 -----
TELEPHONES & TELECOMMUNICATION (1.3%)
   GTE                                1,200         81
                                                 -----
TRAVEL SERVICES (0.9%)
   Sabre Holdings*                    1,589         55
                                                 -----
WHOLESALE (6.5%)
   Avnet                              3,000        236
   Supervalu                          8,100        168
                                                 -----
                                                   404
                                                 -----
TOTAL COMMON STOCKS
   (Cost $6,329)                                 6,152
                                                 -----

REPURCHASE AGREEMENT (1.1%)
   Morgan Stanley, 5.80%, dated
   04/28/00, matures 05/01/00,
   repurchase price $71,705
   (collateralized by U.S.
   Treasury Note, 03/31/01,
   market value $110,017) (A)        $   72         72
                                                 -----
TOTAL REPURCHASE AGREEMENT
   (Cost $72)                                       72
                                                 -----
TOTAL INVESTMENTS (99.6%)
   (Cost $6,401)                                 6,224
                                                 -----
OTHER ASSETS AND LIABILITIES, NET (0.4%)            22
                                                 -----



                                                 Market
                                                 Value
                                                 (000)
-------------------------------------------------------
NET ASSETS:

   Portfolio Shares of Class A (unlimited
     authorization -- no par value)
     based on 679,468 outstanding
     shares of beneficial interest              $6,398
   Distributions in Excess of
     Net Investment Income                          (1)
   Accumulated Net Realized Gain
     on Investments                                 26
   Net Unrealized Depreciation
     on Investments                               (177)
                                                 -----
TOTAL NET ASSETS (100.0%)                       $6,246
                                                ======
   Net Asset Value, Offering and Redemption
     Price Per Share                             $9.19
                                                 =====


*NON-INCOME PRODUCING SECURITY
(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF APRIL 30, 2000.


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS                                               HGK FUNDS
For the six-month period ended April 30, 2000.                       (Unaudited)

                                                                             HGK               HGK
                                                                        FIXED INCOME      EQUITY VALUE
                                                                            FUND              FUND
                                                                         -----------       -----------
                                                                          11/01/99          11/01/99
                                                                         TO 4/30/00        TO 04/30/00
                                                                            (000)             (000)
------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income..................................................        $ --             $  64
   Interest Income .................................................          549                3
------------------------------------------------------------------------------------------------------
     Total Investment Income........................................          549               67
------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................................           38               28
   Investment Advisory Fee Waiver ..................................          (38)             (28)
   Reimbursements by Advisor........................................          (20)             (59)
   Administrative Fees .............................................           37               37
   Professional Fees ...............................................           22               18
   Transfer Agent Fees .............................................           17               18
   Printing Fees ...................................................           10                5
   Trustee Fees ....................................................            3                3
   Registration Fees ...............................................            3                4
   Insurance and Other Fees ........................................            2               --
   Organizational Fees .............................................           --                6
   Custodian Fees ..................................................            3                6
   Distribution Fees................................................           --                8
------------------------------------------------------------------------------------------------------
   Total Expenses, Net .............................................           77               46
------------------------------------------------------------------------------------------------------
       Net Investment Income .......................................          472               21
------------------------------------------------------------------------------------------------------
   Net Realized (Loss) Gain from Securities Sold ...................         (396)              26
   Net Change in Unrealized Depreciation of Investment Securities ..          (44)             (30)
------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments ...............         (440)              (4)
------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ............         $ 32            $  17
======================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                                    HGK FUNDS
For the six-month period ended April 30, 2000 (Unaudited) and the period ended October 31, 1999.


                                                                       HGK                          HGK
                                                                  FIXED INCOME                 EQUITY VALUE
                                                                      FUND                         FUND
                                                            -------------------------     ------------------------
                                                             11/01/99      11/01/98        11/01/99    06/09/99(1)
                                                            TO 4/30/00    TO 10/31/99     TO 4/30/00   TO 10/31/99
                                                               (000)         (000)           (000)        (000)
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income .............................        $   472       $   887         $   21       $   10
   Net Realized (Loss) Gain from Securities Sold .....           (396)         (545)            26          113
   Net Change in Unrealized Depreciation of
     Investment Securities ...........................            (44)         (290)           (30)        (147)
---------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations..................................             32            52             17          (24)
---------------------------------------------------------------------------------------------------------------------
   Distributions to Shareholders:
   Net Investment Income .............................           (472)         (888)           (17)         (15)
   Realized Capital Gains ............................             --          (208)          (113)          --
---------------------------------------------------------------------------------------------------------------------
   Total Distributions................................           (472)       (1,096)          (130)         (15)
---------------------------------------------------------------------------------------------------------------------
   Capital Share Transactions:
   Proceeds from Shares Issued .......................            223         4,936            341        6,633
   Reinvestment of Cash Distributions ................            463         1,153            130           15
   Cost of Shares Redeemed ...........................         (2,814)       (3,748)          (532)        (189)
---------------------------------------------------------------------------------------------------------------------
   (Decrease) Increase in Net Assets from Capital Share
     Transactions ....................................         (2,128)        2,341            (61)       6,459
---------------------------------------------------------------------------------------------------------------------
   Total (Decrease) Increase in Net Assets ...........         (2,568)        1,297           (174)       6,420
---------------------------------------------------------------------------------------------------------------------
   Net Assets:
   Beginning of Period ...............................         16,242        14,945          6,420           --
---------------------------------------------------------------------------------------------------------------------
   End of Period .....................................        $13,674       $16,242         $6,246       $6,420
---------------------------------------------------------------------------------------------------------------------
   Shares Issued and Redeemed:
   Issued ............................................             23           484             38          707
   Issued in Lieu of Cash Distributions ..............             48           113             15            2
   Redeemed ..........................................           (291)         (375)           (62)         (20)
---------------------------------------------------------------------------------------------------------------------
   Net (Decrease) Increase in Share Transactions......           (220)          222             (9)         689
=====================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) The HGK Equity Value Fund commenced operations on June 9, 1999.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                   HGK FUNDS
For a Share Outstanding Throughout Each Period
For the six-month period ended April 30, 2000 (Unaudited) and the periods ended October 31, 1999.







             Net                   Realized and                                      Net                       Net
            Asset                   Unrealized    Distributions    Distributions    Asset                     Assets
            Value        Net         Gains or        from Net          From          Value                     End
          Beginning    Investment  (Losses) on      Investment        Capital        End           Total     of Period
          of Period     Income      Securities       Income           Gains       of Period        Return      (000)
          ---------    --------     ----------      --------         -------      -----------     ---------   --------
----------------
HGK FIXED INCOME
----------------
2000        $ 9.88        0.30         (0.27)        (0.30)            --            $ 9.61         0.31%      $13,674
1999        $10.51        0.54         (0.49)        (0.54)            (0.14)        $ 9.88         0.48%      $16,242
1998        $10.53        0.60          0.02         (0.60)            (0.04)        $10.51         6.00%      $14,945
1997        $10.29        0.60          0.24         (0.60)            --            $10.53         8.47%      $13,371
1996        $10.88        0.61         (0.17)        (0.61)            (0.42)        $10.29         4.29%      $12,515
1995(1)     $10.00        0.67          0.88         (0.67)            --            $10.88        16.07%*     $10,420
----------------
HGK EQUITY VALUE
----------------
2000        $ 9.32        0.01          0.04         (0.02)            (0.16)        $ 9.19       (4.94)%      $ 6,246
1999(2)     $10.00        0.02         (0.68)        (0.02)            --            $ 9.32       (6.46)%      $ 6,420




                                                                     Ratio
                                                    Ratio            of Net
                                   Ratio          of Expenses      Investment
                                   of Net         to Average     Income (Loss) to
                     Ratio        Investment      Net Assets       Average Net
                   of Expenses     Income         (Excluding     Assets (Excluding      Portfolio
                   to Average     to Average     Waivers and       Waivers and           Turnover
                   Net Assets     Net Assets    Reimbursements)   Reimbursements)          Rate
                   ----------     ----------    ---------------   ---------------        --------
----------------
HGK FIXED INCOME
----------------
2000                  1.00%*         6.18%*          1.77%*            5.41%*             100.79%
1999                  1.00%          5.33%           1.71%             4.62%              322.36%
1998                  1.00%          5.62%           1.70%             4.92%              173.93%
1997                  1.00%          5.85%           1.64%             5.21%              256.52%
1996                  1.00%          5.92%           1.51%             5.41%              264.02%
1995(1)               1.00%*         6.38%*          2.37%*            5.01%*             300.48%
----------------
HGK EQUITY VALUE
----------------
2000                  1.50%*         0.70%*          4.21%*          (2.01)%*               8.83%
1999(2)               1.50%*         0.52%*          5.76%*          (3.74)%*               5.01%



Amounts designated as "--" are either $0 or have been rounded to $0.
*   Annualized
(1) The HGK Fixed Income Fund commenced operations on November 3, 1994.
(2) The HGK Equity Value Fund commenced operations on June 9, 1999.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                         HGK FUNDS
April 30, 2000                                                       (Unaudited

1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of the HGK Fixed Income Fund and HGK Equity Value Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged to the Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily for the HGK Fixed Income Fund and monthly for the HGK Equity Value Fund and paid to Shareholders monthly for each of the Funds. Any net realized capital gains are distributed to Shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS (continued)                              HGK FUNDS
April 30, 2000                                                       (Unaudited)

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Organizational costs have been capitalized by the Trust and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds have entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its services, SEI Investments received $114 for the period ended April 30, 2000.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on August 15, 1999, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or .20% of the first $250 million, .15% of the next $250 million, and .12% of any amount above $500 million of the Fund's average daily net assets.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

HGK Equity Value Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, overtime these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan provides for payment of fees to the Distribution at an annual rate of .25% of the average daily net assets.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Funds and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994 under which the Adviser receives an annual fee equal to .50% and .90% of the average daily net assets of the HGK Fixed Income and HGK Equity Value Funds, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the HGK Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (concluded)                              HGK FUNDS
April 30, 2000                                                       (Unaudited)

to an annual rate of not more than 1.00% of the average daily net assets and has contractually agreed to waive fees and reimburse expenses in order to keep total operating expense from exceeding 1.50% for a period of one year for the HGK Equity Value Fund. Fee waivers and expense reimbursements are voluntary for the HGK Fixed Income Fund and may be terminated at any time.

First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2000 are as follows:

                             HGK FIXED        HGK EQUITY
                            INCOME FUND       VALUE FUND
                               (000)             (000)
                            -----------       ----------
Purchases
     Government .........     $4,774             $ --
     Other ..............      8,455              536
Sales
     Government .........      7,962               --
     Other ..............      7,738              674

At April 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2000, are as follows:

                             HGK FIXED        HGK EQUITY
                           INCOME FUND        VALUE FUND
                               (000)             (000)
                           ------------       ----------
Aggregate gross
     unrealized
     appreciation .......     $  108             $ 610
Aggregate gross
     unrealized
     depreciation .......       (330)             (787)
                              -------            ------
Net unrealized
     depreciation .......     $ (222)            $(177)
                              =======            ======

HGK-F-005-04